Average Annual Total Returns - FidelityFlexConservativeIncomeBondFund-PRO - FidelityFlexConservativeIncomeBondFund-PRO - Fidelity Flex Conservative Income Bond Fund	Oct. 30, 2024
Fidelity Flex Conservative Income Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	5.93%
Past 5 years	2.42%
Since Inception	2.38%	[1]
Fidelity Flex Conservative Income Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.73%
Past 5 years	1.48%
Since Inception	1.42%	[1]
Fidelity Flex Conservative Income Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.48%
Past 5 years	1.45%
Since Inception	1.41%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.26%
LB151
Average Annual Return:
Past 1 year	5.15%
Past 5 years	1.95%
Since Inception	1.97%

[1]	A From May 31, 2018 .